Inventories - Summary of Inventories by Product Type (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Inventories By Product [Line Items]
Inventories	[1]	$ 185.8	$ 145.4
Chemical products inventories
Disclosure Of Detailed Information About Inventories By Product [Line Items]
Inventories		130.2	109.4
Valuation allowance		(5.3)	(4.8)
Equipment inventories
Disclosure Of Detailed Information About Inventories By Product [Line Items]
Inventories		71.8	52.8
Valuation allowance		$ (11.0)	$ (12.0)

[1]	The notes are an integral part of these consolidated financial statements.